Post-Employment Benefits - Summary of Affected Defined Benefit Obligation Due to Reasonable Possible Changes to Principal Actuarial Assumptions (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2019 CAD ($)
Pension plan [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	$ 1,378
Increase in assumption	(1,113)
Pension plan [member] | Actuarial assumption of rate of compensation increase [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(251)
Increase in assumption	285
Pension plan [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(199)
1 year longer life expectancy	196
Other post employment benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	96
Increase in assumption	(77)
Other post employment benefit plans [member] | Actuarial assumption of rate of compensation increase [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(1)
Increase in assumption	2
Other post employment benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(26)
Increase in assumption	30
Other post employment benefit plans [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(13)
1 year longer life expectancy	$ 14